INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES - Effective Income Tax Reconciliation (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount
U.S. federal statutory income tax rate			$ (10,133,228)	$ (5,027,185)
Nontaxable and nondeductible items
Interest disallowed on convertible debt			1,342,776	938,724
Impairment of Goodwill			865,814	630,000
Change in fair value of option liability			1,350,510	(54,810)
SAFE Agreement FV Adjustment			994,350	19,950
Derivatives liability fair value adjustment			2,460,990	287,700
Stock Compensation Expense			2,365,198	63,844
Other permanent differences			27,311	24,372
Cross-border tax laws
Global intangible low-taxed income			268,251	969,392
Foreign-derived intangible income deduction			(72,750)	0
State income taxes, net of federal benefit and tax credits			67,727	10,005
Total provision for income taxes	$ 43,008	$ 82,059	$ 324,550	$ 90,896
%
U.S. federal statutory income tax rate			(21.00%)	(21.00%)
Nontaxable and nondeductible items
Interest disallowed on convertible debt			2.78%	3.88%
Impairment of Goodwill			1.79%	2.60%
Change in fair value of option liability			2.80%	(0.23%)
SAFE Agreement FV Adjustment			2.06%	0.08%
Derivatives liability fair value adjustment			5.10%	1.19%
Stock Compensation Expense			4.90%	0.26%
Other permanent differences			0.06%	0.10%
Cross-border tax laws
Global intangible low-taxed income			0.56%	4.01%
Foreign-derived intangible income deduction			(0.15%)	0.00%
State income taxes, net of federal benefit and tax credits			0.14%	0.04%
Total	0.55%	0.68%	0.67%	0.15%
United States
Cross-border tax laws
Change in valuation allowance			$ 286,132	$ 3,147,233
Cross-border tax laws
Change in valuation allowance			0.59%	13.01%
VIRGIN ISLANDS, BRITISH
Cross-border tax laws
Statutory income tax rate differential			$ 292,158	$ (1,164,116)
Cross-border tax laws
Statutory income tax rate differential			0.61%	(4.81%)
SPAIN
Cross-border tax laws
Change in valuation allowance			$ 160,298	$ 141,615
Statutory income tax rate differential			$ (25,648)	$ (22,658)
Cross-border tax laws
Change in valuation allowance			0.33%	0.59%
Statutory income tax rate differential			(0.05%)	(0.09%)
Other jurisdictions
Cross-border tax laws
Statutory income tax rate differential			$ 74,661	$ 126,830
Cross-border tax laws
Statutory income tax rate differential			0.15%	0.52%